Schedule of Revenue and Joint Interest Billing on Properties with Related Party (Detail) (CHK Holdings Corporation, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Activity Related to Properties Operated by Affiliate
Related Party Transaction [Line Items]
Revenues	$ 824	$ 1,185	$ 1,769	$ 2,462	$ 5,028	$ 6,395	$ 5,223
Joint interest billings	(2,995)	(278)	(3,467)	(536)	(1,764)	(5,111)	(3,280)
Related Party Activity Related to Properties Operated by Company
Related Party Transaction [Line Items]
Revenues	(836)	(958)	(1,459)	(1,419)	(2,834)	(1,553)	(1,454)
Joint interest billings	$ 3,107	$ 1,293	$ 4,644	$ 3,059	$ 4,056	$ 1,765	$ 2,728